DESCRIPTION OF BUSINESS (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2012 item vaccine	Dec. 31, 2011 vaccine item
DESCRIPTION OF BUSINESS
Number of cancer vaccines that have been granted FDA orphan drug designation	4	4
Number of Phase I and Phase II clinical trials	17	17